Quarterly Financial Data (Unaudited and Restated) - Statement Of Stockholders' Equity (Details) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended											6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Increase (Decrease) in Stockholders' Equity
Beginning balance	$ 340,778	$ 343,298	$ 349,958	$ 352,787	$ 353,748	$ 355,194	$ 357,932	$ 371,294	$ 405,473	$ 428,456	$ 442,792	$ 357,932	$ 442,792	$ 349,958	$ 357,932	$ 442,792	$ 357,932	$ 442,792	$ 205,825
Issuance of common stock under stock plans, including tax effects	145	(328)	599		1,800	139	551		407	211	979	690	1,190		2,490	1,597	2,691	2,310	8,815
Sale of common stock in underwritten public offering, net																			269,718
Stock-based compensation expense	4,657	5,228	5,265		4,344	4,210	3,943		2,760	5,159	3,802	8,153	8,961		12,497	11,721	16,823	15,383	15,975
Unrealized (loss) gain on marketable securities, net of tax	1,054	(175)	(607)		(241)									272	(241)		325	0	0
Foreign currency translation	601	62	(674)		(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)	(11)	(350)	(3,440)	541	(2,979)	(1,993)
Net loss	(8,353)	(7,307)	(11,243)	(8,813)	(6,716)	(5,551)	(7,274)	(18,198)	(36,550)	(26,906)	(17,920)	(12,825)	(44,826)	(26,903)	(19,541)	(81,376)	(28,354)	(99,574)	(55,548)
Ending balance	$ 338,882	$ 340,778	$ 343,298	$ 349,958	$ 352,787	$ 353,748	$ 355,194	$ 357,932	$ 371,294	$ 405,473	$ 428,456	$ 353,748	$ 405,473	$ 338,882	$ 352,787	$ 371,294	$ 349,958	$ 357,932	$ 442,792
Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)	38,398	38,288	38,014	37,839	37,566	37,424	37,280	37,094	36,975	36,899	36,768	37,280	36,768	38,014	37,280	36,768	37,280	36,768	31,797
Beginning balance	$ 38	$ 38	$ 38	$ 38	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 38	$ 37	$ 37	$ 37	$ 37	$ 32
Issuance of common stock under stock plans, including tax effects (in shares)	77	110	274		273	142	144		119	76	131	286	207		559	326	734	512	864
Issuance of common stock under stock plans, including tax effects	$ 1				$ 1										$ 1		$ 1		$ 1
Sale of common stock in underwritten public offering, net (in shares)																			4,107
Sale of common stock in underwritten public offering, net																			$ 4
Ending balance (in shares)	38,475	38,398	38,288	38,014	37,839	37,566	37,424	37,280	37,094	36,975	36,899	37,566	36,975	38,475	37,839	37,094	38,014	37,280	36,768
Ending balance	$ 39	$ 38	$ 38	$ 38	$ 38	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 39	$ 38	$ 37	$ 38	$ 37	$ 37
Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Beginning balance	793,906	789,006	783,142	778,615	772,472	768,123	763,629	759,254	756,087	750,717	745,936	763,629	745,936	783,142	763,629	745,936	763,629	745,936	451,433
Issuance of common stock under stock plans, including tax effects	144	(328)	599		1,799	139	551		407	211	979	690	1,190		2,489	1,597	2,690	2,310	8,814
Sale of common stock in underwritten public offering, net																			269,714
Stock-based compensation expense	4,657	5,228	5,265		4,344	4,210	3,943		2,760	5,159	3,802	8,153	8,961		12,497	11,721	16,823	15,383	15,975
Ending balance	798,707	793,906	789,006	783,142	778,615	772,472	768,123	763,629	759,254	756,087	750,717	772,472	756,087	798,707	778,615	759,254	783,142	763,629	745,936
Accumulated other comprehensive income (loss)
Increase (Decrease) in Stockholders' Equity
Beginning balance	(3,066)	(2,953)	(1,672)	(3,129)	(2,740)	(2,496)	(2,538)	(2,999)	(2,203)	(756)	441	(2,538)	441	(1,672)	(2,538)	441	(2,538)	441	2,434
Unrealized (loss) gain on marketable securities, net of tax	1,054	(175)	(607)		(241)										(241)		325
Foreign currency translation	601	62	(674)		(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)		(350)	(3,440)	541	(2,979)	(1,993)
Ending balance	(1,411)	(3,066)	(2,953)	(1,672)	(3,129)	(2,740)	(2,496)	(2,538)	(2,999)	(2,203)	(756)	(2,740)	(2,203)	(1,411)	(3,129)	(2,999)	(1,672)	(2,538)	441
Accumulated deficit
Increase (Decrease) in Stockholders' Equity
Beginning balance	(450,100)	(442,793)	(431,550)	(422,737)	(416,021)	(410,470)	(403,196)	(384,998)	(348,448)	(321,542)	(303,622)	(403,196)	(303,622)	(431,550)	(403,196)	(303,622)	(403,196)	(303,622)	(248,074)
Net loss	(8,353)	(7,307)	(11,243)		(6,716)	(5,551)	(7,274)		(36,550)	(26,906)	(17,920)	(12,825)	(44,826)		(19,541)	(81,376)	(28,354)	(99,574)	(55,548)
Ending balance	$ (458,453)	$ (450,100)	(442,793)	(431,550)	(422,737)	(416,021)	(410,470)	(403,196)	(384,998)	(348,448)	(321,542)	(416,021)	(348,448)	(458,453)	(422,737)	(384,998)	(431,550)	(403,196)	(303,622)
As Previously Reported
Increase (Decrease) in Stockholders' Equity
Beginning balance			$ 346,927	353,352	355,356	357,332	358,940	372,769	405,456	426,408	440,952	358,940	440,952	$ 346,927	358,940	440,952	358,940	440,952	206,125
Issuance of common stock under stock plans, including tax effects					1,800	139	551		407	211	979	690	1,190		2,490	1,597	2,691	2,310	8,815
Sale of common stock in underwritten public offering, net																			269,718
Stock-based compensation expense					4,343	4,193	3,902		2,766	5,186	3,827	8,095	9,013		12,438	11,779	16,764	15,442	15,975
Unrealized (loss) gain on marketable securities, net of tax					(241)										(241)		325
Foreign currency translation					(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)		(350)	(3,440)	541	(3,064)	(1,993)
Net loss				(12,409)	(7,758)	(6,064)	(6,103)	(18,581)	(35,064)	(24,902)	(18,153)	(12,167)	(43,055)		(19,925)	(78,119)	(32,334)	(96,700)	(57,688)
Ending balance				$ 346,927	$ 353,352	$ 355,356	$ 357,332	$ 358,940	$ 372,769	$ 405,456	$ 426,408	$ 355,356	$ 405,456		$ 353,352	$ 372,769	$ 346,927	$ 358,940	$ 440,952
As Previously Reported | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)			38,014	37,839	37,566	37,424	37,280	37,094	36,975	36,899	36,768	37,280	36,768	38,014	37,280	36,768	37,280	36,768	31,797
Beginning balance			$ 38	$ 38	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 38	$ 37	$ 37	$ 37	$ 37	$ 32
Issuance of common stock under stock plans, including tax effects (in shares)					273	142	144		119	76	131	286	207		559	326	734	512	864
Issuance of common stock under stock plans, including tax effects					$ 1										$ 1		$ 1		$ 1
Sale of common stock in underwritten public offering, net (in shares)																			4,107
Sale of common stock in underwritten public offering, net																			$ 4
Ending balance (in shares)				38,014	37,839	37,566	37,424	37,280	37,094	36,975	36,899	37,566	36,975		37,839	37,094	38,014	37,280	36,768
Ending balance				$ 38	$ 38	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37	$ 37		$ 38	$ 37	$ 38	$ 37	$ 37
As Previously Reported | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Beginning balance			783,142	778,615	772,473	768,141	763,688	759,312	756,139	750,742	745,936	763,688	745,936	783,142	763,688	745,936	763,688	745,936	451,433
Issuance of common stock under stock plans, including tax effects					1,799	139	551		407	211	979	690	1,190		2,489	1,597	2,690	2,310	8,814
Sale of common stock in underwritten public offering, net																			269,714
Stock-based compensation expense					4,343	4,193	3,902		2,766	5,186	3,827	8,095	9,013		12,438	11,779	16,764	15,442	15,975
Ending balance				783,142	778,615	772,473	768,141	763,688	759,312	756,139	750,742	772,473	756,139		778,615	759,312	783,142	763,688	745,936
As Previously Reported | Accumulated other comprehensive income (loss)
Increase (Decrease) in Stockholders' Equity
Beginning balance			(1,757)	(3,214)	(2,825)	(2,581)	(2,623)	(2,999)	(2,203)	(756)	441	(2,623)	441	(1,757)	(2,623)	441	(2,623)	441	2,434
Unrealized (loss) gain on marketable securities, net of tax					(241)										(241)		325
Foreign currency translation					(148)	(244)	42		(796)	(1,447)	(1,197)	(202)	(2,644)		(350)	(3,440)	541	(3,064)	(1,993)
Ending balance				(1,757)	(3,214)	(2,825)	(2,581)	(2,623)	(2,999)	(2,203)	(756)	(2,825)	(2,203)		(3,214)	(2,999)	(1,757)	(2,623)	441
As Previously Reported | Accumulated deficit
Increase (Decrease) in Stockholders' Equity
Beginning balance			(434,496)	(422,087)	(414,329)	(408,265)	(402,162)	(383,581)	(348,517)	(323,615)	(305,462)	(402,162)	(305,462)	(434,496)	(402,162)	(305,462)	(402,162)	(305,462)	(247,774)
Net loss					(7,758)	(6,064)	(6,103)		(35,064)	(24,902)	(18,153)	(12,167)	(43,055)		(19,925)	(78,119)	(32,334)	(96,700)	(57,688)
Ending balance				(434,496)	(422,087)	(414,329)	(408,265)	(402,162)	(383,581)	(348,517)	(323,615)	(414,329)	(348,517)		(422,087)	(383,581)	(434,496)	(402,162)	(305,462)
Adjustments
Increase (Decrease) in Stockholders' Equity
Beginning balance			$ 3,031	(565)	(1,608)	(2,138)	(1,008)	(1,475)	17	2,048	1,840	(1,008)	1,840	$ 3,031	(1,008)	1,840	(1,008)	1,840	(300)
Issuance of common stock under stock plans, including tax effects					0	0	0					0			0		0	0	0
Sale of common stock in underwritten public offering, net																			0
Stock-based compensation expense					1	17	41		(6)	(27)	(25)	58	(52)		59	(58)	59	(59)	0
Unrealized (loss) gain on marketable securities, net of tax					0										0		0
Foreign currency translation					0	0	0		0	0	0	0	0		0	0	0	85	0
Net loss				3,596	1,042	513	(1,171)	383	(1,486)	(2,004)	233	(658)	(1,771)		384	(3,257)	3,980	(2,874)	2,140
Ending balance				$ 3,031	$ (565)	$ (1,608)	$ (2,138)	$ (1,008)	$ (1,475)	$ 17	$ 2,048	$ (1,608)	$ 17		$ (565)	$ (1,475)	$ 3,031	$ (1,008)	$ 1,840
Adjustments | Common Stock
Increase (Decrease) in Stockholders' Equity
Beginning balance (in shares)			0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0	0
Beginning balance			$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Issuance of common stock under stock plans, including tax effects (in shares)					0										0
Issuance of common stock under stock plans, including tax effects															$ 0
Unrealized (loss) gain on marketable securities, net of tax					$ 0
Foreign currency translation					$ 0
Net loss							$ 0
Ending balance (in shares)				0	0	0	0	0	0	0	0	0	0		0	0	0	0	0
Ending balance				$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0	$ 0
Adjustments | Additional paid-in capital
Increase (Decrease) in Stockholders' Equity
Beginning balance			0	0	(1)	(18)	(59)	(58)	(52)	(25)	0	(59)	0	0	(59)	0	(59)	0	0
Issuance of common stock under stock plans, including tax effects					0										0
Stock-based compensation expense					1	17	41		(6)	(27)	(25)	58	(52)		59	(58)	59	(59)
Unrealized (loss) gain on marketable securities, net of tax					0
Foreign currency translation					0
Net loss							0
Ending balance				0	0	(1)	(18)	(59)	(58)	(52)	(25)	(1)	(52)		0	(58)	0	(59)	0
Adjustments | Accumulated other comprehensive income (loss)
Increase (Decrease) in Stockholders' Equity
Beginning balance			85	85	85	85	85	0	0	0	0	85	0	85	85	0	85	0	0
Issuance of common stock under stock plans, including tax effects															0
Unrealized (loss) gain on marketable securities, net of tax					0										0
Foreign currency translation					0										0			85
Net loss							0
Ending balance				85	85	85	85	85	0	0	0	85	0		85	0	85	85	0
Adjustments | Accumulated deficit
Increase (Decrease) in Stockholders' Equity
Beginning balance			$ 2,946	(650)	(1,692)	(2,205)	(1,034)	(1,417)	69	2,073	1,840	(1,034)	1,840	$ 2,946	(1,034)	1,840	(1,034)	1,840	(300)
Issuance of common stock under stock plans, including tax effects															0
Unrealized (loss) gain on marketable securities, net of tax					0
Foreign currency translation					0
Net loss					1,042	513	(1,171)		(1,486)	(2,004)	233	(658)	(1,771)		384	(3,257)	3,980	(2,874)	2,140
Ending balance				$ 2,946	$ (650)	$ (1,692)	$ (2,205)	$ (1,034)	$ (1,417)	$ 69	$ 2,073	$ (1,692)	$ 69		$ (650)	$ (1,417)	$ 2,946	$ (1,034)	$ 1,840